Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Real estate properties under development	[1]	$ 52,460	$ 37,779
Property, plant and equipment	[1]	36,976	3,735
Long lived assets		89,436	41,514
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Real estate properties under development		52,460	37,779
Property, plant and equipment		33,894	507
Hong Kong
Segment Reporting Information [Line Items]
Property, plant and equipment		$ 3,082	$ 3,228

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.